Note 7. Operating Segments and Significant Customers (Details) - Operating Segments - Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 26,714	$ 28,315
Operating Segments [Member] | Monitor [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	5,678	4,453
Operating Segments [Member] | VGT and Parts [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	6,161	6,364
Segment Reconciling Items [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 14,875	$ 17,498